Brad A. Green, P.C. To Call Writer Directly: +1 212 446 4839 brad.green@kirkland.com	601 Lexington Avenue New York, NY 10022 United States +1 212 446 4800 www.kirkland.com
March 10, 2025
Via EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Blue Owl Alternative Credit Fund
Ladies and Gentlemen:
Enclosed for filing on behalf of Blue Owl Alternative Credit Fund (the “Fund”), a newly-organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-2 (the “Registration Statement”). The Fund has separately filed a Notification of Registration under the 1940 Act on Form N-8A on March 7, 2025.
Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in an amendment to the Registration Statement.
On March 7, 2025, the Fund filed a registration statement under the 1940 Act on Form N-2. The Fund intends to conduct a private placement of its shares of beneficial interest under Regulation D under the 1933 Act pursuant to such registration statement, which offering will terminate prior to the effectiveness of the Registration Statement.
Please contact the undersigned by telephone at (212) 446-4839 or by email at brad.green@kirkland.com if you have any questions.

Sincerely,

/s/ Brad A. Green
Brad A. Green, P.C.

cc:	Andrew Murphy, Blue Owl Alternative Credit Advisors II LLC
Nicole M. Runyan, P.C.

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